Distribution Date:	08/17/26	CSAIL 2017-CX10 Commercial Mortgage Trust
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2017-CX10

Table of Contents				Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Credit Suisse Commercial Mortgage Securities Corp.
Certificate Factor Detail	4		General Information Number		nader.attalla@ubs.com
Certificate Interest Reconciliation Detail	5		11 Madison Avenue, 4th Floor | New York, NY 10010 | United States
		Master Servicer	KeyBank National Association
Exchangeable Certificate Detail	6-8
			www.key.com/key2cre		Surveillance_Inquiries@KeyBank.com
Additional Information	9
			11501 Outlook Street, Suite 300 | Overland Park , KS 66211 | United States
Bond / Collateral Reconciliation - Cash Flows	10	Special Servicer	LNR Partners, Inc.
Bond / Collateral Reconciliation - Balances	11		Heather Bennett and Arne Shulkin		hbennett@starwood.com; ashulkin@lnrpartners.com;
Current Mortgage Loan and Property Stratification	12-16				lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 1)	17
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 2)	18	Representations Reviewer
Principal Prepayment Detail	19		David Rodgers	(212) 310-9821
Historical Detail	20		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Delinquency Loan Detail	21		Bank, N.A.
Collateral Stratification and Historical Detail	22		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	23				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	24
Modified Loan Detail	25
Historical Liquidated Loan Detail	26
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12595JAA2	2.233900%	14,888,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12595JAC8	3.259400%	81,680,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12595JAL8	3.326900%	19,217,000.00	438,790.75	377,724.32	1,216.51	0.00	0.00	378,940.83	61,066.43	42.62%	30.00%
A-3	12595JAE4	3.397700%	143,190,000.00	5,610,342.60	0.00	15,885.22	0.00	0.00	15,885.22	5,610,342.60	42.62%	30.00%
A-4	12595JAG9	3.190800%	102,361,000.00	102,361,000.00	0.00	272,177.90	0.00	0.00	272,177.90	102,361,000.00	42.62%	30.00%
A-5	12595JAJ3	3.457800%	237,373,000.00	237,373,000.00	0.00	683,990.30	0.00	0.00	683,990.30	237,373,000.00	42.62%	30.00%
A-S	12595JAS3	3.669800%	93,014,000.00	93,014,000.00	0.00	284,452.31	0.00	0.00	284,452.31	93,014,000.00	27.17%	19.13%
B	12595JAU8	3.891600%	49,180,000.00	49,180,000.00	0.00	159,490.74	0.00	0.00	159,490.74	49,180,000.00	19.00%	13.38%
C	12595JAW4	4.432085%	31,004,000.00	31,004,000.00	0.00	114,510.31	0.00	0.00	114,510.31	31,004,000.00	13.85%	9.75%
D	12595JBA1	4.432085%	34,212,000.00	34,212,000.00	0.00	126,358.75	0.00	0.00	126,358.75	34,212,000.00	8.17%	5.75%
E	12595JBC7	3.351000%	17,106,000.00	17,106,000.00	0.00	47,768.50	0.00	0.00	47,768.50	17,106,000.00	5.33%	3.75%
F*	12595JBE3	4.432085%	8,553,000.00	8,553,000.00	0.00	13,808.59	0.00	0.00	13,808.59	8,553,000.00	3.91%	2.75%
NR	12595JBG8	4.432085%	23,521,491.00	23,521,491.00	0.00	0.00	0.00	0.00	0.00	23,521,491.00	0.00%	0.00%
Z	12595JCA0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12595JBJ2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
UES-A	12652DAA5	4.027400%	89,010,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	55.49%
UES-B	12652DAE7	0.000000%	31,060,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	39.97%
UES-C	12652DAG2	0.000000%	36,840,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	21.55%
UES-D	12652DAJ6	0.000000%	43,090,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
STN-A	12652DAN7	3.944500%	21,070,000.00	21,070,000.00	0.00	69,258.85	0.00	0.00	69,258.85	21,070,000.00	63.92%	63.92%
STN-B	12652DAS6	4.246600%	19,810,000.00	19,810,000.00	0.00	70,104.29	0.00	0.00	70,104.29	19,810,000.00	30.00%	30.00%

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹	Support¹

STN-C*	12652DAU1	4.429487%	17,520,000.00	17,520,000.00	0.00	64,670.51	0.00	0.00	64,670.51	17,520,000.00	0.00%	0.00%
Regular SubTotal			1,113,699,491.00	660,773,624.35	377,724.32	1,923,692.78	0.00	0.00	2,301,417.10	660,395,900.03

X-A	12595JAN4	0.992531%	691,723,000.00	438,797,133.35	0.00	362,933.07	0.00	0.00	362,933.07	438,419,409.03
X-B	12595JAQ7	0.331501%	80,184,000.00	80,184,000.00	0.00	22,150.89	0.00	0.00	22,150.89	80,184,000.00
X-E	12595JAY0	1.081085%	17,106,000.00	17,106,000.00	0.00	15,410.87	0.00	0.00	15,410.87	17,106,000.00
UES-X	12652DAC1	0.000000%	156,910,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
STN-X	12652DAQ0	0.338592%	40,880,000.00	40,880,000.00	0.00	11,534.71	0.00	0.00	11,534.71	40,880,000.00
Notional SubTotal			986,803,000.00	576,967,133.35	0.00	412,029.54	0.00	0.00	412,029.54	576,589,409.03

Deal Distribution Total					377,724.32	2,335,722.32	0.00	0.00	2,713,446.64

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12595JAA2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12595JAC8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12595JAL8	22.83346776	19.65573815	0.06330385	0.00000000	0.00000000	0.00000000	0.00000000	19.71904199	3.17772961
A-3	12595JAE4	39.18110622	0.00000000	0.11093805	0.00000000	0.00000000	0.00000000	0.00000000	0.11093805	39.18110622
A-4	12595JAG9	1,000.00000000	0.00000000	2.65900001	0.00000000	0.00000000	0.00000000	0.00000000	2.65900001	1,000.00000000
A-5	12595JAJ3	1,000.00000000	0.00000000	2.88150000	0.00000000	0.00000000	0.00000000	0.00000000	2.88150000	1,000.00000000
A-S	12595JAS3	1,000.00000000	0.00000000	3.05816662	0.00000000	0.00000000	0.00000000	0.00000000	3.05816662	1,000.00000000
B	12595JAU8	1,000.00000000	0.00000000	3.24300000	0.00000000	0.00000000	0.00000000	0.00000000	3.24300000	1,000.00000000
C	12595JAW4	1,000.00000000	0.00000000	3.69340440	0.00000000	0.00000000	0.00000000	0.00000000	3.69340440	1,000.00000000
D	12595JBA1	1,000.00000000	0.00000000	3.69340436	0.00000000	0.00000000	0.00000000	0.00000000	3.69340436	1,000.00000000
E	12595JBC7	1,000.00000000	0.00000000	2.79249971	0.00000000	0.00000000	0.00000000	0.00000000	2.79249971	1,000.00000000
F	12595JBE3	1,000.00000000	0.00000000	1.61447328	2.07893137	10.74062083	0.00000000	0.00000000	1.61447328	1,000.00000000
NR	12595JBG8	1,000.00000000	0.00000000	0.00000000	3.69340447	56.28292611	0.00000000	0.00000000	0.00000000	1,000.00000000
Z	12595JCA0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12595JBJ2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
UES-A	12652DAA5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
UES-B	12652DAE7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
UES-C	12652DAG2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
UES-D	12652DAJ6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
STN-A	12652DAN7	1,000.00000000	0.00000000	3.28708353	0.00000000	0.00000000	0.00000000	0.00000000	3.28708353	1,000.00000000
STN-B	12652DAS6	1,000.00000000	0.00000000	3.53883342	0.00000000	0.00000000	0.00000000	0.00000000	3.53883342	1,000.00000000
STN-C	12652DAU1	1,000.00000000	0.00000000	3.69123916	0.00000000	0.23018379	0.00000000	0.00000000	3.69123916	1,000.00000000

Notional Certificates
X-A	12595JAN4	634.35382856	0.00000000	0.52467978	0.00000000	0.00000000	0.00000000	0.00000000	0.52467978	633.80776558
X-B	12595JAQ7	1,000.00000000	0.00000000	0.27625075	0.00000000	0.00000000	0.00000000	0.00000000	0.27625075	1,000.00000000
X-E	12595JAY0	1,000.00000000	0.00000000	0.90090436	0.00000000	0.00000000	0.00000000	0.00000000	0.90090436	1,000.00000000
UES-X	12652DAC1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
STN-X	12652DAQ0	1,000.00000000	0.00000000	0.28216023	0.00000000	0.00000000	0.00000000	0.00000000	0.28216023	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	1,216.51	0.00	1,216.51	0.00	0.00	0.00	1,216.51	0.00
A-3	07/01/26 - 07/30/26	30	0.00	15,885.22	0.00	15,885.22	0.00	0.00	0.00	15,885.22	0.00
A-4	07/01/26 - 07/30/26	30	0.00	272,177.90	0.00	272,177.90	0.00	0.00	0.00	272,177.90	0.00
A-5	07/01/26 - 07/30/26	30	0.00	683,990.30	0.00	683,990.30	0.00	0.00	0.00	683,990.30	0.00
X-A	07/01/26 - 07/30/26	30	0.00	362,933.07	0.00	362,933.07	0.00	0.00	0.00	362,933.07	0.00
X-B	07/01/26 - 07/30/26	30	0.00	22,150.89	0.00	22,150.89	0.00	0.00	0.00	22,150.89	0.00
X-E	07/01/26 - 07/30/26	30	0.00	15,410.87	0.00	15,410.87	0.00	0.00	0.00	15,410.87	0.00
A-S	07/01/26 - 07/30/26	30	0.00	284,452.31	0.00	284,452.31	0.00	0.00	0.00	284,452.31	0.00
B	07/01/26 - 07/30/26	30	0.00	159,490.74	0.00	159,490.74	0.00	0.00	0.00	159,490.74	0.00
C	07/01/26 - 07/30/26	30	0.00	114,510.31	0.00	114,510.31	0.00	0.00	0.00	114,510.31	0.00
D	07/01/26 - 07/30/26	30	0.00	126,358.75	0.00	126,358.75	0.00	0.00	0.00	126,358.75	0.00
E	07/01/26 - 07/30/26	30	0.00	47,768.50	0.00	47,768.50	0.00	0.00	0.00	47,768.50	0.00
F	07/01/26 - 07/30/26	30	73,810.82	31,589.69	0.00	31,589.69	17,781.10	0.00	0.00	13,808.59	91,864.53
NR	07/01/26 - 07/30/26	30	1,232,432.09	86,874.38	0.00	86,874.38	86,874.38	0.00	0.00	0.00	1,323,858.34
UES-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
UES-X	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
UES-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
UES-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
UES-D	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
STN-A	07/01/26 - 07/30/26	30	0.00	69,258.85	0.00	69,258.85	0.00	0.00	0.00	69,258.85	0.00
STN-X	07/01/26 - 07/30/26	30	0.00	11,534.71	0.00	11,534.71	0.00	0.00	0.00	11,534.71	0.00
STN-B	07/01/26 - 07/30/26	30	0.00	70,104.29	0.00	70,104.29	0.00	0.00	0.00	70,104.29	0.00
STN-C	07/01/26 - 07/30/26	30	4,017.99	64,670.51	0.00	64,670.51	0.00	0.00	0.00	64,670.51	4,032.82
Totals			1,310,260.90	2,440,377.80	0.00	2,440,377.80	104,655.48	0.00	0.00	2,335,722.32	1,419,755.69

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 29

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-1 (Cert)	12595JAA2	N/A	14,888,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-1 (Exch)	N/A	N/A	14,888,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2 (Cert)	12595JAC8	N/A	81,680,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2 (Exch)	N/A	N/A	81,680,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB (Cert)	12595JAL8	3.326900%	19,217,000.00	438,790.75	377,724.32	1,216.51	0.00	0.00	378,940.83	61,066.43
A-SB (Exch)	N/A	N/A	19,217,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3 (Cert)	12595JAE4	3.397700%	143,190,000.00	5,610,342.60	0.00	15,885.22	0.00	0.00	15,885.22	5,610,342.60
A-3 (Exch)	N/A	N/A	143,190,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4 (Cert)	12595JAG9	3.190800%	102,361,000.00	102,361,000.00	0.00	272,177.90	0.00	0.00	272,177.90	102,361,000.00
A-4 (Exch)	N/A	N/A	102,361,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5 (Cert)	12595JAJ3	3.457800%	237,373,000.00	237,373,000.00	0.00	683,990.30	0.00	0.00	683,990.30	237,373,000.00
A-5 (Exch)	N/A	N/A	237,373,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A (Cert)	12595JAN4	0.992531%	691,723,000.00	438,797,133.35	0.00	362,933.07	0.00	0.00	362,933.07	438,419,409.03
X-A (Exch)	N/A	N/A	691,723,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B (Cert)	12595JAQ7	0.331501%	80,184,000.00	80,184,000.00	0.00	22,150.89	0.00	0.00	22,150.89	80,184,000.00
X-B (Exch)	N/A	N/A	80,184,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-E (Cert)	12595JAY0	1.081085%	17,106,000.00	17,106,000.00	0.00	15,410.87	0.00	0.00	15,410.87	17,106,000.00
X-E (Exch)	N/A	N/A	17,106,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S (Cert)	12595JAS3	3.669800%	93,014,000.00	93,014,000.00	0.00	284,452.31	0.00	0.00	284,452.31	93,014,000.00
B (Cert)	12595JAU8	3.891600%	49,180,000.00	49,180,000.00	0.00	159,490.74	0.00	0.00	159,490.74	49,180,000.00
B (Exch)	N/A	N/A	49,180,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	12595JAW4	4.432085%	31,004,000.00	31,004,000.00	0.00	114,510.31	0.00	0.00	114,510.31	31,004,000.00
C (Exch)	N/A	N/A	31,004,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
D (Cert)	12595JBA1	4.432085%	34,212,000.00	34,212,000.00	0.00	126,358.75	0.00	0.00	126,358.75	34,212,000.00
D (Exch)	N/A	N/A	34,212,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
E (Cert)	12595JBC7	3.351000%	17,106,000.00	17,106,000.00	0.00	47,768.50	0.00	0.00	47,768.50	17,106,000.00
E (Exch)	N/A	N/A	17,106,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
F (Cert)	12595JBE3	4.432085%	8,553,000.00	8,553,000.00	0.00	13,808.59	0.00	0.00	13,808.59	8,553,000.00
F (Exch)	N/A	N/A	8,553,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
NR (Cert)	12595JBG8	4.432085%	23,521,491.00	23,521,491.00	0.00	0.00	0.00	0.00	0.00	23,521,491.00
NR (Exch)	N/A	N/A	23,521,491.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Z (Cert)	12595JCA0	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Z (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
UES-A (Cert)	12652DAA5	N/A	89,010,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 29

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
UES-A (Exch)	N/A	N/A	89,010,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
UES-X (Cert)	12652DAC1	N/A	156,910,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
UES-X (Exch)	N/A	N/A	156,910,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
UES-B (Cert)	12652DAE7	N/A	31,060,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
UES-B (Exch)	N/A	N/A	31,060,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
UES-C (Cert)	12652DAG2	N/A	36,840,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
UES-C (Exch)	N/A	N/A	36,840,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
UES-D (Cert)	12652DAJ6	N/A	43,090,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
UES-D (Exch)	N/A	N/A	43,090,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
STN-A (Cert)	12652DAN7	3.944500%	21,070,000.00	21,070,000.00	0.00	69,258.85	0.00	0.00	69,258.85	21,070,000.00
STN-A (Exch)	N/A	N/A	21,070,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
STN-X (Cert)	12652DAQ0	0.338592%	40,880,000.00	40,880,000.00	0.00	11,534.71	0.00	0.00	11,534.71	40,880,000.00
STN-X (Exch)	N/A	N/A	40,880,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
STN-B (Cert)	12652DAS6	4.246600%	19,810,000.00	19,810,000.00	0.00	70,104.29	0.00	0.00	70,104.29	19,810,000.00
STN-B (Exch)	N/A	N/A	19,810,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
STN-C (Cert)	12652DAU1	4.429487%	17,520,000.00	17,520,000.00	0.00	64,670.51	0.00	0.00	64,670.51	17,520,000.00
STN-C (Exch)	N/A	N/A	17,520,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			4,107,990,982.00	1,237,740,757.70	377,724.32	2,335,722.32	0.00	0.00	2,713,446.64	1,236,985,309.06
								Exchangeable Certificate Detail continued to next page
Exchangeable Certificate Details
V1-A	N/A	N/A	691,723,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-B	N/A	N/A	80,184,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-D	N/A	N/A	34,212,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-E	N/A	N/A	17,106,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-F	N/A	N/A	32,074,491.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-Z	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V2-A	N/A	N/A	855,299,491.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V2-Z	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-UESA	N/A	N/A	156,910,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-UESD	N/A	N/A	43,090,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V2-UES	N/A	N/A	200,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-STNA	N/A	N/A	40,880,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-STNC	N/A	N/A	17,520,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 7 of 29

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance	Principal Distribution	Interest Distribution	Penalties	Losses	Total Distribution	Ending Balance
Exchangeable Certificate Details
V2-STN	N/A	N/A	58,400,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			2,227,398,982.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 8 of 29

	Additional Information
Available Funds Summary
Total Available Distribution Amount (1)	2,713,446.64
Pooled Available Funds	2,497,878.30
Y&L Towers Trust Subordinate Companion Loan Available Funds	0.00
Standard Highline Trust Subordinate Companion Loan Available Funds	215,568.35
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 9 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,448,898.56	Master Servicing Fee	3,497.37
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	3,476.59
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	284.50
ARD Interest	0.00	Operating Advisor Fee	1,018.51
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	243.79
Interest Reserve Withdrawal (Pooled)	0.00
Interest Reserve Withdrawal (Y&L Towers Non-Pooled)	0.00
Interest Reserve Withdrawal (Standard Highline Non-Pooled)	0.00
Total Interest Collected	2,448,898.56	Total Fees	8,520.76

Principal		Expenses/Reimbursements
Scheduled Principal	377,724.32	Reimbursement for Interest on Advances	(354.23)
Unscheduled Principal Collections		ASER Amount	94,630.67
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	10,379.04
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	377,724.32	Total Expenses/Reimbursements	104,655.48

		Interest Reserve Deposit (Pooled)	0.00
		Interest Reserve Deposit (Y&L Towers Non-Pooled)	0.00
		Interest Reserve Deposit (Standard Highline Non-Pooled)	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,335,722.32
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	377,724.32
		Prepayment Penalties / Yield Maintenance	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,713,446.64
Total Funds Collected	2,826,622.88	Total Funds Distributed	2,826,622.88
© 2021 Computershare. All rights reserved. Confidential.			Page 10 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation				Certificate Reconciliation
	Pooled Collateral	Y&L Towers Trust	Standard Highline	Total		Total
		Subordinate	Trust Subordinate		Beginning Certificate Balance	660,773,624.35
		Companion Loan	Companion Loan
					(-) Principal Distributions	377,724.32
Beginning Scheduled Collateral Balance	602,373,624.55	0.00	58,400,000.00	660,773,624.55
					(-) Realized Losses	0.00
(-) Scheduled Principal Collections	377,724.32	0.00	0.00	377,724.32
					Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Unscheduled Principal Collections	0.00	0.00	0.00	0.00
					Current Period NRA¹	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	0.00	0.00
					Current Period WODRA¹	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	0.00	0.00
					Principal Used to Pay Interest	0.00
(-) Realized Losses from Collateral	0.00	0.00	0.00	0.00
					Non-Cash Principal Adjustments	0.00
(-) Other Adjustments²	0.00	0.00	0.00	0.00
					Certificate Other Adjustments**	0.00
					Ending Certificate Balance	660,395,900.03
Ending Scheduled Collateral Balance	601,995,900.23	0.00	58,400,000.00	660,395,900.23
Beginning Actual Collateral Balance	602,764,339.42	0.00	58,400,000.00	661,164,339.42
Ending Actual Collateral Balance	602,449,209.06	0.00	58,400,000.00	660,849,209.06

	NRA/WODRA Reconciliation				Under / Over Collateralization Reconciliation

	Non-Recoverable Advances (NRA) from		Workout Delayed Reimbursement of Advances
	Principal		(WODRA) from Principal		Beginning UC / (OC)	(0.20)
Beginning Cumulative Advances	0.00		0.00		UC / (OC) Change	0.00
Current Period Advances	0.00		0.00		Ending UC / (OC)	(0.20)
Ending Cumulative Advances	0.00		0.00		Net WAC Rate	0.00%
					UC / (OC) Interest	0.00

(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.						Page 11 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	4	50,511,540.19	8.39%	14	4.5402	NAP	Defeased	4	50,511,540.19	8.39%	14	4.5402	NAP
9,999,999 or less	6	29,877,026.54	4.96%	15	4.7243	1.706149	1.4999 or less	5	158,191,634.59	26.28%	3	4.1113	1.210866
10,000,000 to 19,999,999	5	68,700,353.12	11.41%	7	4.4314	2.340335	1.5000 to 1.7499	4	69,823,419.35	11.60%	15	5.0494	1.667741
20,000,000 to 29,999,999	3	74,961,662.54	12.45%	13	4.5007	1.928098	1.7500 to 1.9999	8	239,644,484.65	39.81%	12	4.1518	1.910916
30,000,000 to 49,999,999	7	270,945,317.84	45.01%	15	4.3873	1.622508	2.0000 to 2.9999	5	72,224,821.45	12.00%	15	4.3617	2.222756
50,000,000 to 69,999,999	2	107,000,000.00	17.77%	(2)	3.6455	1.649626	3.0000 or greater	1	11,600,000.00	1.93%	14	4.2100	3.960000
70,000,000 or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	27	601,995,900.23	100.00%	11	4.3042	1.773293
Totals	27	601,995,900.23	100.00%	11	4.3042	1.773293
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 12 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	14	50,511,540.19	8.39%	14	4.5402	NAP
							Defeased	14	50,511,540.19	8.39%	14	4.5402	NAP
California	2	80,000,000.00	13.29%	(8)	3.7138	1.378750
							Industrial	11	25,106,680.15	4.17%	15	4.2955	3.007790
Delaware	1	14,500,000.00	2.41%	15	4.5530	2.180000
							Lodging	1	45,000,000.00	7.48%	15	5.2838	1.690000
Georgia	3	8,764,123.25	1.46%	13	5.1704	1.767722
							Mixed Use	4	22,968,995.19	3.82%	14	4.4511	1.618699
Illinois	1	15,190,000.00	2.52%	(21)	5.0000	1.860000
							Mobile Home Park	1	14,500,000.00	2.41%	15	4.5530	2.180000
Indiana	3	5,069,738.86	0.84%	12	4.7854	2.047086
							Multi-Family	19	48,613,331.99	8.08%	12	4.8567	1.901900
Kentucky	2	3,021,773.93	0.50%	10	5.0100	1.970000
							Office	16	254,062,499.73	42.20%	5	4.1824	1.518876
Maryland	7	24,010,353.12	3.99%	14	4.3134	2.735006
							Other	1	57,000,000.00	9.47%	15	3.5100	1.930000
Michigan	4	11,913,761.60	1.98%	13	4.5940	2.112787
							Retail	4	84,232,852.98	13.99%	15	4.1446	1.943402
Minnesota	1	1,394,193.58	0.23%	15	4.3690	2.190000
							Totals	71	601,995,900.23	100.00%	11	4.3042	1.773293
New Jersey	2	12,149,822.27	2.02%	15	4.3690	2.190000

New York	6	169,107,258.72	28.09%	15	4.3791	1.717507

Ohio	13	67,530,421.50	11.22%	13	4.3226	1.441073

Pennsylvania	3	68,453,581.14	11.37%	15	4.1690	1.854821

South Carolina	1	4,228,634.09	0.70%	15	4.8450	2.270000

Tennessee	1	3,346,457.60	0.56%	15	4.3690	2.190000

Texas	4	12,934,176.02	2.15%	15	4.4765	1.989086

Washington	1	44,000,000.00	7.31%	15	4.1510	1.940000

Washington, DC	1	4,300,000.00	0.71%	15	4.6890	0.870000

West Virginia	1	1,570,064.37	0.26%	15	4.3690	2.190000

Totals	71	601,995,900.23	100.00%	11	4.3042	1.773293

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 13 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	50,511,540.19	8.39%	14	4.5402	NAP	Defeased	4	50,511,540.19	8.39%	14	4.5402	NAP
	3.9999% or less	4	152,000,000.00	25.25%	3	3.6584	1.681316	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0000% to 4.4999%	10	241,616,354.27	40.14%	15	4.2253	1.881054	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.9999%	4	65,028,634.09	10.80%	15	4.7024	1.466277	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% or greater	5	92,839,371.68	15.42%	8	5.1594	1.798885	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	27	601,995,900.23	100.00%	11	4.3042	1.773293	49 months or greater	23	551,484,360.04	91.61%	10	4.2825	1.763261
								Totals	27	601,995,900.23	100.00%	11	4.3042	1.773293
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	50,511,540.19	8.39%	14	4.5402	NAP	Defeased	4	50,511,540.19	8.39%	14	4.5402	NAP
	60 months or less	23	551,484,360.04	91.61%	10	4.2825	1.763261	Interest Only	15	397,386,187.36	66.01%	9	4.2372	1.808479
61 months to 119 months		0	0.00	0.00%	0	0.0000	0.000000	359 months or less	8	154,098,172.68	25.60%	14	4.3994	1.646654
	120 months or greater	0	0.00	0.00%	0	0.0000	0.000000	360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	27	601,995,900.23	100.00%	11	4.3042	1.773293	Totals	27	601,995,900.23	100.00%	11	4.3042	1.773293
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 15 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	4	50,511,540.19	8.39%	14	4.5402	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	20	454,402,725.45	75.48%	14	4.3173	1.871797
	13 months to 24 months	1	15,190,000.00	2.52%	(21)	5.0000	1.860000
	25 months or greater	2	81,891,634.59	13.60%	(8)	3.9564	1.143070
	Totals	27	601,995,900.23	100.00%	11	4.3042	1.773293
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

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						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
2	10181312	Various Various		Various	Actual/360	4.369%	138,246.30	0.00	0.00	N/A	11/06/27	--	36,746,187.36	36,746,187.36	08/06/26
4	10181305	98	New York	NY	Actual/360	3.510%	172,282.50	0.00	0.00	N/A	11/06/27	--	57,000,000.00	57,000,000.00	08/06/26
5	10181037	OF	Los Angeles	CA	Actual/360	3.800%	163,611.11	0.00	0.00	N/A	11/06/24	--	50,000,000.00	50,000,000.00	08/06/26
6	10180784	RT	Whitehall	PA	Actual/360	4.056%	144,607.62	95,717.08	0.00	N/A	11/01/27	--	41,403,212.97	41,307,495.89	08/01/26
7	10183052	LO	New York	NY	Actual/360	5.284%	204,746.39	0.00	0.00	N/A	11/05/27	--	45,000,000.00	45,000,000.00	08/05/26
8	10183053	OF	Bellevue	WA	Actual/360	4.151%	157,276.78	0.00	0.00	11/07/27	01/30/33	--	44,000,000.00	44,000,000.00	08/07/26
9	10180523	OF	New York	NY	Actual/360	4.741%	171,466.17	0.00	0.00	N/A	11/06/27	--	42,000,000.00	42,000,000.00	08/06/26
10	10183054	OF	Cincinnati	OH	Actual/360	4.202%	115,610.53	62,593.96	0.00	N/A	09/05/27	--	31,954,228.55	31,891,634.59	01/05/26
11	10180248	OF	San Francisco	CA	Actual/360	3.570%	92,225.00	0.00	0.00	N/A	09/05/27	--	30,000,000.00	30,000,000.00	08/05/26
12	10183055	MF	Various	Various	Actual/360	5.010%	107,153.95	51,388.77	0.00	N/A	06/06/27	--	24,837,694.22	24,786,305.45	08/06/26
14	10183057	RT	Monroeville	PA	Actual/360	4.340%	97,977.27	41,245.18	0.00	N/A	10/06/27	--	26,216,602.27	26,175,357.09	08/06/26
15	10183058	Various Totowa		NJ	Actual/360	4.205%	90,542.59	40,347.58	0.00	N/A	10/05/27	--	25,005,049.90	24,964,702.32	08/05/26
16	10183059	OF	Various	OH	Actual/360	4.150%	85,766.67	0.00	0.00	N/A	11/06/27	--	24,000,000.00	24,000,000.00	08/06/26
18	10183060	OF	Lombard	IL	Actual/360	5.000%	65,401.39	0.00	0.00	N/A	11/06/24	--	15,190,000.00	15,190,000.00	11/06/24
19	10183061	RT	Bronx	NY	Actual/360	3.927%	50,723.75	0.00	0.00	11/05/27	11/05/32	--	15,000,000.00	15,000,000.00	08/05/26
20	10181230	MH	Dover	DE	Actual/360	4.553%	56,849.26	0.00	0.00	N/A	11/06/27	--	14,500,000.00	14,500,000.00	08/06/26
21	10183062	MU	Baltimore	MD	Actual/360	4.410%	47,218.40	23,722.88	0.00	N/A	10/06/27	--	12,434,076.00	12,410,353.12	08/06/26
22	10183063	IN	Various	MD	Actual/360	4.210%	42,053.22	0.00	0.00	N/A	10/06/27	--	11,600,000.00	11,600,000.00	08/06/26
23	10183064	MF	Bellingham	WA	Actual/360	4.870%	39,918.79	15,616.21	0.00	N/A	10/06/27	--	9,518,953.06	9,503,336.85	08/06/26
24	10183065	OF	Orlando	FL	Actual/360	4.450%	39,967.18	0.00	0.00	N/A	10/06/27	--	10,430,000.00	10,430,000.00	08/06/26
25	10183066	MF	Nederland	TX	Actual/360	4.365%	27,056.11	12,839.54	0.00	N/A	11/05/27	--	7,198,165.76	7,185,326.22	08/05/26
26	10183040	MH	Shallotte	NC	Actual/360	5.640%	27,341.73	16,231.60	0.00	N/A	11/06/27	--	5,629,732.62	5,613,501.02	08/06/26
27	10183044	MF	Tucker	GA	Actual/360	5.240%	27,625.61	9,330.55	0.00	N/A	11/06/27	--	6,122,396.78	6,113,066.23	08/06/26
28	10183038	MF	New York	NY	Actual/360	4.450%	24,141.25	0.00	0.00	N/A	11/05/27	--	6,300,000.00	6,300,000.00	08/05/26
29	10183067	MF	Columbia	SC	Actual/360	4.845%	17,678.47	8,690.97	0.00	N/A	11/05/27	--	4,237,325.06	4,228,634.09	08/05/26
30	10183068	MU	Washington	DC	Actual/360	4.689%	17,362.33	0.00	0.00	N/A	11/05/27	--	4,300,000.00	4,300,000.00	08/05/26
31	10183069	RT	El Paso	TX	Actual/360	5.180%	7,805.97	0.00	0.00	N/A	11/05/27	--	1,750,000.00	1,750,000.00	08/05/26
Totals							2,232,656.34	377,724.32	0.00				602,373,624.55	601,995,900.23
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	12,146,365.33	12,138,907.32	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4	3,808,042.04	1,949,161.21	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5	17,120,155.74	9,003,370.08	01/01/24	06/30/24	01/12/26	0.00	20,024.48	0.00	0.00	0.00	0.00
6	23,112,057.00	22,296,577.44	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
7	19,077,456.99	16,215,616.80	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
8	17,103,223.71	17,491,506.00	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,725,147.02	2,505,894.57	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
10	4,124,496.33	4,145,646.58	04/01/22	03/31/23	04/13/26	13,440,300.92	292,327.28	129,253.64	955,457.87	639,652.88	0.00
11	3,830,584.40	1,857,428.97	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
12	8,039,117.61	8,414,456.04	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
14	5,668,007.74	6,536,764.52	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	2,937,660.11	3,396,157.51	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,815,792.18	1,234,909.28	01/01/24	09/30/24	02/11/26	10,708,856.96	675,673.34	19,158.50	668,983.50	343,778.58	0.00
19	1,969,772.02	1,432,052.51	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,297,466.06	734,690.33	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,631,354.46	1,428,743.38	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
22	2,069,521.50	2,133,076.02	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	781,651.44	930,194.94	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	948,932.21	386,544.52	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
28	389,843.47	235,908.69	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
29	728,098.14	763,267.10	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
30	240,488.60	187,719.45	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
31	157,199.21	191,540.97	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	131,722,433.31	115,610,134.23				24,149,157.88	988,025.10	148,412.14	1,624,441.37	983,431.46	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO	Modifications			Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	1	31,891,634.59	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.304158%	4.289030%	11
07/17/26	0	0.00	0	0.00	1	31,954,228.55	0	0.00	0	0.00	0	0.00	1	10,796,778.07	0	0.00	4.304243%	4.289115%	12
06/17/26	0	0.00	0	0.00	1	32,020,701.70	0	0.00	0	0.00	0	0.00	1	3,185,161.77	1	23,369,173.97	4.305471%	4.290365%	13
05/15/26	0	0.00	0	0.00	1	32,082,752.25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.286644%	4.271590%	13
04/17/26	0	0.00	1	32,148,701.66	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.286689%	4.271636%	14
03/17/26	1	32,210,213.30	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.286729%	4.271676%	15
02/18/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.286784%	4.271730%	16
01/16/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.286823%	4.271770%	17
12/17/25	0	0.00	0	0.00	1	32,405,628.82	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.286862%	4.271809%	18
11/18/25	0	0.00	1	32,470,262.51	0	0.00	0	0.00	0	0.00	0	0.00	2	12,757,817.39	0	0.00	4.286905%	4.271852%	19
10/20/25	1	32,530,420.29	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.288557%	4.273528%	20
09/17/25	0	0.00	0	0.00	1	32,594,545.46	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.288598%	4.273569%	21
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
10	10183054	01/05/26	6	6	129,253.64	955,457.87	858,118.09	32,344,943.41	06/16/23	2
18	10183060	11/06/24	20	5	19,158.50	668,983.50	438,864.26	15,190,000.00	11/07/24	2
Totals					148,412.14	1,624,441.37	1,296,982.35	47,534,943.41
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		65,190,000	50,000,000	15,190,000		0
0 - 6 Months		0	0	0		0
7 - 12 Months		24,786,305	24,786,305	0		0
13 - 24 Months		453,019,595	421,127,960	31,891,635		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		59,000,000	59,000,000	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	601,995,900	554,914,266	0	0	47,081,635	0
Jul-26	602,373,625	555,229,396	0	0	47,144,229	0
Jun-26	613,570,986	566,360,285	0	0	47,210,702	0
May-26	640,560,861	593,288,109	0	0	47,272,752	0
Apr-26	641,021,631	593,682,929	0	32,148,702	15,190,000	0
Mar-26	641,453,749	594,053,536	32,210,213	0	15,190,000	0
Feb-26	641,965,243	626,775,243	0	0	15,190,000	0
Jan-26	642,393,758	627,203,758	0	0	15,190,000	0
Dec-25	642,820,638	595,225,009	0	0	47,595,629	0
Nov-25	643,273,059	595,612,797	0	32,470,263	15,190,000	0
Oct-25	656,454,318	608,733,898	32,530,420	0	15,190,000	0
Sep-25	656,903,424	609,118,878	0	0	47,784,545	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
5	10181037	50,000,000.00	50,000,000.00	123,200,000.00	12/08/25	7,724,015.58	1.33000	06/30/24	11/06/24	I/O
10	10183054	31,891,634.59	32,344,943.41	28,600,000.00	07/15/25	3,283,096.58	0.85000	03/31/23	09/05/27	252
18	10183060	15,190,000.00	15,190,000.00	3,100,000.00	11/07/25	1,078,220.78	1.86000	09/30/24	11/06/24	I/O
Totals		97,081,634.59	97,534,943.41	154,900,000.00		12,085,332.94

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
5	10181037	OF	CA	06/22/26	13

" 8/11/2026  Transfer of Special Servicing from Green Loan Services, LLC to Situs Holdings, LLC, effective 6/22/26. The asset originally transferred to Special Servicing on 9/9/24, due to Imminent Default, for the pending 11/6/24 maturity. A

Pre-Nego tiation Agreement was executed with the Borrower and Guarantor. The loan did not pay in full at maturity and a Receiver was subsequently appointed, on 8/21/25, who retained the then existing property manager and leasing agent. The

Loan collateral is a 1.0 4MM sf Class A office building in the Bunker Hill district of Downtown Los Angeles. As of 7/28/26, occupancy was 55.15%. Will continue to evaluate accretive leasing opportunities, in addition to exit strategies.

"

10	10183054	OF	OH	06/16/23	2

" 8/11/2026  The loan transferred to the Special Servicer on 6/16/23. The loan is secured by an office property in Cincinnati, OH and the capital stack includes a mezzanine loan. Lender has engaged counsel and will dual track foreclosure with workout discussions. Foreclosure was filed. Receiver was appointed, who has the authority to market and sell the property. Discussions are ongoing with a bidder for a sale/assumption and modification of the loan.

"

18	10183060	OF	IL	11/07/24	2
Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
* Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	07/15/22	0.00	272.04	0.00	0.00	0.00	0.00	0.00	0.00	5,440.77
		06/17/22	5,440.77	0.00	0.00	0.00	0.00	5,440.77	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			5,440.77	272.04	0.00	0.00	0.00	5,440.77	0.00	0.00	5,440.77

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
5	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(354.23)	0.00	0.00	0.00
10	0.00	0.00	6,879.04	0.00	0.00	48,569.20	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	3,500.00	0.00	0.00	46,061.47	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	10,379.04	0.00	0.00	94,630.67	0.00	0.00	(354.23)	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		104,655.48

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Supplemental Notes
Risk Retention

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "Risk Retention" tab for the CSAIL 2017-CX10 Commercial Mortgage Trust

transaction, certain information provided to the Certificate Administrator regarding each Retaining Party's compliance with the Retention Covenant. Investors should refer to the Certificate Administrator's website for all such information.

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